UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     October 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $98,585 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     1702    23400 SH       SOLE                    23400        0        0
AMERICAN ASSETS TR INC         COM              024013104     1074    40000 SH       SOLE                    40000        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      965    22300 SH       SOLE                    22300        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     2495    35100 SH       SOLE                    35100        0        0
AVALONBAY CMNTYS INC           COM              053484101     4983    36800 SH       SOLE                    36800        0        0
BOSTON PROPERTIES INC          COM              101121101    11081   101250 SH       SOLE                   101250        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     1164    96200 SH       SOLE                    96200        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      800    84000 SH       SOLE                    84000        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      139     5600 SH       SOLE                     5600        0        0
EDUCATION RLTY TR INC          COM              28140H104      288    27600 SH       SOLE                    27600        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      889    13000 SH       SOLE                    13000        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     6665   116500 SH       SOLE                   116500        0        0
EXTRA SPACE STORAGE INC        COM              30225T102      853    25900 SH       SOLE                    25900        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     7717    73400 SH       SOLE                    73400        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102      411    39300 SH       SOLE                    39300        0        0
HCP INC                        COM              40414L109     9047   204000 SH       SOLE                   204000        0        0
HEALTH CARE REIT INC           COM              42217K106     6338   110200 SH       SOLE                   110200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     5076   322100 SH       SOLE                   322100        0        0
KILROY RLTY CORP               COM              49427F108     2229    50000 SH       SOLE                    50000        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     1490    41500 SH       SOLE                    41500        0        0
MACERICH CO                    COM              554382101     2223    39200 SH       SOLE                    39200        0        0
POST PPTYS INC                 COM              737464107      992    20900 SH       SOLE                    20900        0        0
PROLOGIS INC                   COM              74340W103     5619   162500 SH       SOLE                   162500        0        0
PUBLIC STORAGE                 COM              74460D109     5308    38200 SH       SOLE                    38200        0        0
RETAIL PPTYS AMER INC          CL A             76131V202      832    72800 SH       SOLE                    72800        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    13577    89800 SH       SOLE                    89800        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106      428    72600 SH       SOLE                    72600        0        0
TAUBMAN CTRS INC               COM              876664103     1322    17400 SH       SOLE                    17400        0        0
UDR INC                        COM              902653104     2339    95400 SH       SOLE                    95400        0        0
WELLS FARGO SHORT-TERM INVESTM COM              PF9980004      539      539 SH       SOLE                   538923        0        0